Related Party Transactions	6 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

(a)	Nature of relationships with related parties

Name	Relationship with the Company
Mr. Gang Lai	Chief Executive Officer and chairman of the Company’s Board of Directors
Ms. Lin Yang	Chief Financial Officer and Director
Greatest Group (China) Financial Management Limited (“Greatest Group”)	A minority shareholder of the Company’s owns 8.7% of the outstanding shares of the Company
Foshan Shangyu Investment Holding Co., Ltd (“Foshan Shangyu”)	An affiliated entity of the Company, 90% owned by and controlled by the Company’s chief executive officer

(b)	Due from related parties

Name	March 31, 2022	September 30, 2021
Greatest Group	$234,155	$235,438
Foshan Shangyu	122,135	1,544
Total due from related parties	$356,290	$236,982

The Company’s due from related parties were interest free and due on demand.

(c)	Due to related parties

Name	March 31, 2022	September 30, 2021
Mr. Gang Lai	$7,293	$-
Mrs. Lin Yang	-	19,723
Total due to related parties	$7,293	$19,723

As of March 31, 2022 and September 30, 2021, due to related parties mainly consisted of advances from related parties for working capital purposes during the Company’s normal course of business. These advances are non-interest bearing and due on demand.

(d)	Loan guarantee provided by related parties

In connection with the Company’s bank borrowings from Bank of Communications, certain related parties of the Company, including Mr. Gang Lai, the Company’s controlling shareholder, Mr. Gang Lai’s spouse, Ms. Xing Wu, and the Company’s subsidiary, Universe Trade, jointly signed guarantee agreements with Bank of Communications to provide credit guarantee for this loan.

In connection with the Company’s bank borrowings from LRC Bank, the Company’s chief executive officer, Mr. Gang Lai, signed a guarantee agreement with LRC Bank to provide a credit guarantee for the Company’s loans from LRC Bank within the loan period (see Note 12).

(e)	Prepayment to related party for property purchase

As disclosed in Note 11, on May 6, 2021, the Company entered into a real estate property purchase agreement with a related party, Jiangxi Yueshang, to purchase certain residential apartment and commercial office space totaling 2,749.30 square meters with total purchase price of RMB32 million (approximately $5.04 million). As of March 31, 2022, the Company had made a prepayment of RMB16 million ($2,520,000) to Jiangxi Yueshang. The remaining balance is expected to be paid by August 2024.